Acquisitions - 2013 Acquisition - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		1 Months Ended	9 Months Ended			1 Months Ended	9 Months Ended	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Children's Choice Learning Centers [Member]	Jul. 22, 2013 Children's Choice Learning Centers [Member]	Jul. 22, 2013 Children's Choice Learning Centers [Member] United States Center	Sep. 30, 2013 Children's Choice Learning Centers [Member] United States	Sep. 30, 2013 Kidsunlimited Group Limited [Member]	Apr. 10, 2013 Kidsunlimited Group Limited [Member]	Apr. 10, 2013 Kidsunlimited Group Limited [Member] United Kingdom Nursery	Sep. 30, 2013 Kidsunlimited Group Limited [Member] United Kingdom	Sep. 30, 2013 Series of Individually Immaterial Business Acquisitions [Member] Business
Business Acquisition [Line Items]
Number of centers acquired										49				64
Cash consideration										$ 54,200,000				$ 69,000,000		$ 7,000,000
Business Acquisition Cost											1,700,000				1,800,000
Goodwill	1,097,447,000		1,097,447,000		997,344,000	947,371,000	887,895,000	38,800,000	38,818,000			53,600,000	53,604,000			5,200,000
Amortization of Intangible assets	7,699,000	7,116,000	22,049,000	20,298,000	26,933,000	27,427,000	27,631,000	12,800,000				17,900,000
Amortization period of Intangible assets								10 years				8 years
Percentage of share purchase agreement														100.00%
Deferred tax liability					158,426,000	163,316,000						4,100,000
Number of businesses acquired																2
Cash through acquisition																2,600,000
Intangible assets including customer relationship									12,800,000				17,901,000			2,900,000
Working capital in relation to acquisition																$ 1,500,000